10) Net gains/(losses) on foreign currency transactions	12 Months Ended
Dec. 31, 2020
Net Gainslosses On Foreign Currency Transactions
10) Net gains/(losses) on foreign currency transactions

10)       Net gains/(losses) on foreign currency transactions

Net gains and losses on foreign currency transactions primarily consists mainly of gains or losses from currency trading and translation of monetary items from a foreign currency into the functional currency.